Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000
Maximum [Member]
Number of ordinary shares subject to forfeiture	375,000	375,000